SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 248	$ 252
Capitalized software development costs, net	5,394	8,113	$ 8,370	$ 9,706
Deferred commissions	2,852	2,230
Long-term deferred cost of revenue	190	590
Long-term security deposits	182	128
Long-term prepaid expenses	337	954
Noncontrolling investments accounted under ASC 321	6,907	6,410
Other	130	218
Total other assets	$ 16,240	$ 18,895